CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total	General Partner	Limited Partner [Member]	Class H [Member]	Class I Units	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Predecessor Equity [Member]	PennTex Acquisition [Member]	PennTex Acquisition [Member] Limited Partner [Member]
Balance at Dec. 31, 2013	$ 18,694	$ 171	$ 9,797	$ 1,511	$ 0	$ 61	$ 3,780	$ 3,374
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(1,964)	(500)	(1,252)	(212)	0	0	0	0
Predecessor distributions to partners	(645)	0	0	0	0	0	0	(645)
Distributions to noncontrolling interest	(241)	0	0	0	0	0	(241)	0
Units issued for cash	1,382	0	1,382	0	0	0	0	0
Predecessor units issued for cash	1,227	0	0	0	0	0	0	1,227
Capital contributions from noncontrolling interest	67	0	0	0	0	0	67	0
Predecessor equity issued for acquisitions, net of cash received | Hoover Midstream Acquisition [Member]	4,281	0	0	0	0	0	0	4,281
Susser Merger | Susser Merger [Member]	1,534	0	908	0	0	0	626	0
Susser Merger									$ 0
Subsidiary units issued for cash	1,244	1	174	0	0	0	1,069	0
Lake Charles LNG Transaction | Lake Charles LNG Transaction [Member]	(1,167)	0	(1,167)	0	0	0	0	0
Acquisition and disposition of noncontrolling interest	(325)	(1)	(79)	0	0	0	(245)	0
Other comprehensive income, net of tax	(117)	0	0	0	0	(117)	0	0
Other, net	42	0	61	(4)	0	0	(19)	4
Net income	1,299	513	606	217	0	0	116	(153)
Class H Unitholder’s interest in net income	217
Net Income (Loss) Allocated to General Partners	513
Less: Net income attributable to noncontrolling interest	116
Balance at Dec. 31, 2014	25,311	184	10,430	1,512	0	(56)	5,153	8,088
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(3,134)	(944)	(1,863)	(247)	(80)	0	0	0
Predecessor distributions to partners	(202)	0	0	0	0	0	0	(202)
Distributions to noncontrolling interest	(338)	0	0	0	0	0	(338)	0
Units issued for cash	1,428	0	1,428	0	0	0	0	0
Predecessor units issued for cash	34	0	0	0	0	0	0	34
Regency Merger	0	0	7,890	0	0	0	0	(7,890)
Capital contributions from noncontrolling interest	875	0	0	0	0	0	875	0
Susser Merger									$ 0
Subsidiary units issued for cash	1,519	2	298	0	0	0	1,219	0
Exchange of equity and Controlling Interest in a Subsidiary | Bakken Pipeline Transaction [Member]	1,019	0	(999)	1,946	0	0	72	0
Exchange of equity and Controlling Interest in a Subsidiary | Sunoco LP Exchange [Member]	(992)	0	(52)	0	0	0	(940)	0
Exchange of equity and Controlling Interest in a Subsidiary | Susser Exchange Transaction [Member]	(68)	0	(68)	0	0	0	0	0
Acquisition and disposition of noncontrolling interest	(65)	0	(26)	0	0	0	(39)	0
Other comprehensive income, net of tax	60	0	0	0	0	60	0	0
Other, net	63	0	23	0	0	0	36	4
Net income	1,521	1,064	(18)	258	94	0	157	(34)
Class H Unitholder’s interest in net income	258
Net Income (Loss) Allocated to General Partners	1,064
Less: Net income attributable to noncontrolling interest	157
Balance at Dec. 31, 2015	27,031	306	17,043	3,469	14	4	6,195	0
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(3,542)	(1,048)	(2,134)	(340)	(20)	0	0	0
Distributions to noncontrolling interest	(481)	0	0	0	0	0	(481)	0
Units issued for cash	1,098	0	1,098	0	0	0	0	0
Predecessor units issued for cash	0
Capital contributions from noncontrolling interest	236	0	0	0	0	0	236	0
Susser Merger	543	0		0	0	0	236	0		$ 307
Subsidiary units issued for cash	1,388	0	37	0	0	0	1,351	0
Exchange of equity and Controlling Interest in a Subsidiary	(405)	0	(405)	0	0	0	0	0
Other comprehensive income, net of tax	4	0	0	0	0	4	0	0
Other, net	31	0	10	0	0	0	21	0
Net income	624	948	(1,010)	351	8	0	327	0
Class H Unitholder’s interest in net income	351
Net Income (Loss) Allocated to General Partners	948
Less: Net income attributable to noncontrolling interest	327
Balance at Dec. 31, 2016	$ 26,527	$ 206	$ 14,946	$ 3,480	$ 2	$ 8	$ 7,885	$ 0